Label	Element	Value
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.61%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-330-1111
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual returns for 1 year and since inception compare with those of broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.17%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND | RETIREMENT CLASS SHARES
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.69%
Other Expenses	rr_OtherExpensesOverAssets	2.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)
5 YEARS	rr_ExpenseExampleYear05	$ 1,442
10 YEARS	rr_ExpenseExampleYear10	3,314
1 YEAR	rr_ExpenseExampleYear01	$ 61
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 740
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND | C000122227Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.69%
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)
5 YEARS	rr_ExpenseExampleYear05	$ 1,368
10 YEARS	rr_ExpenseExampleYear10	$ 3,172
Annual Return 2015	rr_AnnualReturn2015	(0.21%)
1 YEAR	rr_ExpenseExampleYear01	$ 46
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Annual Return 2014	rr_AnnualReturn2014	5.86%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 694
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND | Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND | After Taxes on Distributions | C000122227Member
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
INSTITUTIONAL AND RETIREMENT CLASS SHARES | LM CAPITAL OPPORTUNISTIC BOND FUND | After Taxes on Distributions and Sales | C000122227Member
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.83%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.13%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND | C000065022Member
5 Years	rr_AverageAnnualReturnYear05	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Annual Return 2012	rr_AnnualReturn2012	9.46%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	35.50%
5 YEARS	rr_ExpenseExampleYear05	$ 771
10 YEARS	rr_ExpenseExampleYear10	$ 1,691
Annual Return 2015	rr_AnnualReturn2015	(0.72%)
1 YEAR	rr_ExpenseExampleYear01	$ 144
Annual Return 2010	rr_AnnualReturn2010	35.76%
Annual Return 2014	rr_AnnualReturn2014	1.29%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	33.65%
Annual Return 2011	rr_AnnualReturn2011	(1.52%)
Management Fees	rr_ManagementFeesOverAssets	0.65%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 446
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND | After Taxes on Distributions | C000065022Member
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.71%)
INSTITUTIONAL CLASS SHARES | FROST MID CAP EQUITY FUND | After Taxes on Distributions and Sales | C000065022Member
5 Years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	3.57%
INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.51%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.86%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | C000061943Member
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Annual Return 2012	rr_AnnualReturn2012	3.34%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	(6.88%)
5 YEARS	rr_ExpenseExampleYear05	$ 493
10 YEARS	rr_ExpenseExampleYear10	$ 1,096
Annual Return 2015	rr_AnnualReturn2015	(2.08%)
1 YEAR	rr_ExpenseExampleYear01	$ 91
Annual Return 2010	rr_AnnualReturn2010	5.70%
Annual Return 2014	rr_AnnualReturn2014	2.83%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	6.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Annual Return 2011	rr_AnnualReturn2011	10.69%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 284
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | BLOOMBERG BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES) SINCE INCEPTION
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.84%
INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | After Taxes on Distributions | C000061943Member
5 Years	rr_AverageAnnualReturnYear05	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | After Taxes on Distributions and Sales | C000061943Member
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.45%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.97%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | C000120211Member
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Annual Return 2013	rr_AnnualReturn2013	6.03%
5 YEARS	rr_ExpenseExampleYear05	$ 460
10 YEARS	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2015	rr_AnnualReturn2015	(2.10%)
1 YEAR	rr_ExpenseExampleYear01	$ 85
Annual Return 2014	rr_AnnualReturn2014	3.75%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	0.60%
3 YEARS	rr_ExpenseExampleYear03	$ 265
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Label	rr_AverageAnnualReturnLabel	BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | BLOOMBERG BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | After Taxes on Distributions | C000120211Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
INSTITUTIONAL CLASS SHARES | FROST CREDIT FUND | After Taxes on Distributions and Sales | C000120211Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
INSTITUTIONAL CLASS SHARES | FROST VALUE EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.14%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.56%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.83%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
INSTITUTIONAL CLASS SHARES | FROST VALUE EQUITY FUND | C000061948Member
5 Years	rr_AverageAnnualReturnYear05	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Annual Return 2012	rr_AnnualReturn2012	5.11%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	34.84%
5 YEARS	rr_ExpenseExampleYear05	$ 444
10 YEARS	rr_ExpenseExampleYear10	$ 990
Annual Return 2015	rr_AnnualReturn2015	1.76%
1 YEAR	rr_ExpenseExampleYear01	$ 82
Annual Return 2010	rr_AnnualReturn2010	12.45%
Annual Return 2014	rr_AnnualReturn2014	10.51%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	25.12%
Annual Return 2011	rr_AnnualReturn2011	(2.45%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
3 YEARS	rr_ExpenseExampleYear03	$ 255
1 Year	rr_AverageAnnualReturnYear01	1.76%
INSTITUTIONAL CLASS SHARES | FROST VALUE EQUITY FUND | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
INSTITUTIONAL CLASS SHARES | FROST VALUE EQUITY FUND | After Taxes on Distributions | C000061948Member
5 Years	rr_AverageAnnualReturnYear05	7.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
INSTITUTIONAL CLASS SHARES | FROST VALUE EQUITY FUND | After Taxes on Distributions and Sales | C000061948Member
5 Years	rr_AverageAnnualReturnYear05	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.84%
INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.53%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.04%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.76%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND | C000061956Member
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Annual Return 2012	rr_AnnualReturn2012	4.26%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[3],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	(0.09%)
5 YEARS	rr_ExpenseExampleYear05	$ 263
10 YEARS	rr_ExpenseExampleYear10	$ 591
Annual Return 2015	rr_AnnualReturn2015	0.56%
1 YEAR	rr_ExpenseExampleYear01	$ 48
Annual Return 2010	rr_AnnualReturn2010	4.18%
Annual Return 2014	rr_AnnualReturn2014	1.71%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	12.03%
Annual Return 2011	rr_AnnualReturn2011	2.74%
Management Fees	rr_ManagementFeesOverAssets	0.30%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 151
1 Year	rr_AverageAnnualReturnYear01	0.56%
INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND | BLOOMBERG BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.97%
INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND | After Taxes on Distributions | C000061956Member
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
INSTITUTIONAL CLASS SHARES | FROST LOW DURATION BOND FUND | After Taxes on Distributions and Sales | C000061956Member
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.32%
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.48%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | C000061950Member
5 Years	rr_AverageAnnualReturnYear05	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Annual Return 2012	rr_AnnualReturn2012	7.81%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	30.30%
5 YEARS	rr_ExpenseExampleYear05	$ 433
10 YEARS	rr_ExpenseExampleYear10	$ 966
Annual Return 2015	rr_AnnualReturn2015	(10.00%)
1 YEAR	rr_ExpenseExampleYear01	$ 80
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Management Fees	rr_ManagementFeesOverAssets	0.59%
3 YEARS	rr_ExpenseExampleYear03	$ 249
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)
5 Years	rr_AverageAnnualReturnYear05	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.23%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	10.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes on Distributions | C000061950Member
5 Years	rr_AverageAnnualReturnYear05	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(12.15%)
INSTITUTIONAL CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes on Distributions and Sales | C000061950Member
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange-traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.29%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.70%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.67%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | C000062364Member
5 Years	rr_AverageAnnualReturnYear05	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Annual Return 2012	rr_AnnualReturn2012	11.80%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[6],[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	13.86%
5 YEARS	rr_ExpenseExampleYear05	$ 574
10 YEARS	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2015	rr_AnnualReturn2015	(1.58%)
1 YEAR	rr_ExpenseExampleYear01	$ 106
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2014	rr_AnnualReturn2014	6.94%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	25.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Annual Return 2011	rr_AnnualReturn2011	(1.72%)
Management Fees	rr_ManagementFeesOverAssets	0.15%
3 YEARS	rr_ExpenseExampleYear03	$ 331
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	1.38%
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | MORNINGSTAR MODERATE ALLOCATION CATEGORY N/A AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX ("MSCI INDEX")(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX")(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX")(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | After Taxes on Distributions | C000062364Member
5 Years	rr_AverageAnnualReturnYear05	5.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
INSTITUTIONAL CLASS SHARES | FROST MODERATE ALLOCATION FUND | After Taxes on Distributions and Sales | C000062364Member
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.70%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND | C000061941Member
5 Years	rr_AverageAnnualReturnYear05	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Annual Return 2012	rr_AnnualReturn2012	12.66%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	29.97%
5 YEARS	rr_ExpenseExampleYear05	$ 444
10 YEARS	rr_ExpenseExampleYear10	$ 990
Annual Return 2015	rr_AnnualReturn2015	6.23%
1 YEAR	rr_ExpenseExampleYear01	$ 82
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2014	rr_AnnualReturn2014	12.82%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	30.14%
Annual Return 2011	rr_AnnualReturn2011	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
3 YEARS	rr_ExpenseExampleYear03	$ 255
1 Year	rr_AverageAnnualReturnYear01	6.23%
INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES,EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	5.67%
INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND | After Taxes on Distributions | C000061941Member
5 Years	rr_AverageAnnualReturnYear05	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.34%
INSTITUTIONAL CLASS SHARES | FROST GROWTH EQUITY FUND | After Taxes on Distributions and Sales | C000061941Member
5 Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	5.78%
INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.22%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND | C000061960Member
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Annual Return 2012	rr_AnnualReturn2012	4.53%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	(1.45%)
5 YEARS	rr_ExpenseExampleYear05	$ 291
10 YEARS	rr_ExpenseExampleYear10	$ 653
Annual Return 2015	rr_AnnualReturn2015	2.43%
1 YEAR	rr_ExpenseExampleYear01	$ 53
Annual Return 2010	rr_AnnualReturn2010	1.42%
Annual Return 2014	rr_AnnualReturn2014	5.40%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	7.38%
Annual Return 2011	rr_AnnualReturn2011	7.69%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 167
1 Year	rr_AverageAnnualReturnYear01	2.43%
INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND | BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.30%
INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND | After Taxes on Distributions | C000061960Member
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.42%
INSTITUTIONAL CLASS SHARES | FROST MUNICIPAL BOND FUND | After Taxes on Distributions and Sales | C000061960Member
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.46%
INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.15%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.31%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.35%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND | C000061958Member
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Annual Return 2012	rr_AnnualReturn2012	10.34%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	4.03%
5 YEARS	rr_ExpenseExampleYear05	$ 291
10 YEARS	rr_ExpenseExampleYear10	$ 653
Annual Return 2015	rr_AnnualReturn2015	(0.50%)
1 YEAR	rr_ExpenseExampleYear01	$ 53
Annual Return 2010	rr_AnnualReturn2010	8.74%
Annual Return 2014	rr_AnnualReturn2014	4.75%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	19.52%
Annual Return 2011	rr_AnnualReturn2011	4.98%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 167
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND | After Taxes on Distributions | C000061958Member
5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
INSTITUTIONAL CLASS SHARES | FROST TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | C000061958Member
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
ADVISOR CLASS SHARES | CHAMPLAIN FOCUSED LARGE CAP VALUE FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.02%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.71%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.63%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
ADVISOR CLASS SHARES | CHAMPLAIN FOCUSED LARGE CAP VALUE FUND | C000135199Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[12]
5 YEARS	rr_ExpenseExampleYear05	$ 961
10 YEARS	rr_ExpenseExampleYear10	$ 2,189
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
1 YEAR	rr_ExpenseExampleYear01	$ 103
Annual Return 2014	rr_AnnualReturn2014	8.20%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 519
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
ADVISOR CLASS SHARES | CHAMPLAIN FOCUSED LARGE CAP VALUE FUND | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
ADVISOR CLASS SHARES | CHAMPLAIN FOCUSED LARGE CAP VALUE FUND | After Taxes on Distributions | C000135199Member
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(8.17%)
ADVISOR CLASS SHARES | CHAMPLAIN FOCUSED LARGE CAP VALUE FUND | After Taxes on Distributions and Sales | C000135199Member
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public utilities and energy companies.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.47%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-342-7058
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Fund by showing changes in the Fund's Institutional Class Shares' performance from year to year and by showing how the Fund's Institutional Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad-based securities market benchmark and a comparative sector benchmark.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.57%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | C000017675Member
Annual Return 2008	rr_AnnualReturn2008	(40.65%)
5 Years	rr_AverageAnnualReturnYear05	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Annual Return 2012	rr_AnnualReturn2012	5.87%
Annual Return 2006	rr_AnnualReturn2006	18.96%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Annual Return 2007	rr_AnnualReturn2007	21.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Annual Return 2013	rr_AnnualReturn2013	21.29%
5 YEARS	rr_ExpenseExampleYear05	$ 824
10 YEARS	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2015	rr_AnnualReturn2015	(5.66%)
1 YEAR	rr_ExpenseExampleYear01	$ 154
Annual Return 2010	rr_AnnualReturn2010	12.05%
Annual Return 2014	rr_AnnualReturn2014	12.63%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	23.37%
Annual Return 2011	rr_AnnualReturn2011	9.24%
Management Fees	rr_ManagementFeesOverAssets	0.75%
10 Years	rr_AverageAnnualReturnYear10	5.88%
3 YEARS	rr_ExpenseExampleYear03	$ 477
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | S&P GLOBAL INFRASTRUCTURE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	4.78%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Label	rr_AverageAnnualReturnLabel	S&P GLOBAL INFRASTRUCTURE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
10 Years	rr_AverageAnnualReturnYear10	5.07%	[13]
1 Year	rr_AverageAnnualReturnYear01	(11.46%)	[13]
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	11.03%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Label	rr_AverageAnnualReturnLabel	S&P 500 UTILITIES INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
10 Years	rr_AverageAnnualReturnYear10	7.41%	[13]
1 Year	rr_AverageAnnualReturnYear01	(4.85%)	[13]
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
10 Years	rr_AverageAnnualReturnYear10	7.31%
1 Year	rr_AverageAnnualReturnYear01	1.38%
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | After Taxes on Distributions | C000017675Member
5 Years	rr_AverageAnnualReturnYear05	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
10 Years	rr_AverageAnnualReturnYear10	4.45%
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
ProspectusFiveMember | REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND | After Taxes on Distributions and Sales | C000017675Member
5 Years	rr_AverageAnnualReturnYear05	6.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2004
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
10 Years	rr_AverageAnnualReturnYear10	4.56%
1 Year	rr_AverageAnnualReturnYear01	(3.05%)
INVESTOR CLASS SHARES | FROST MID CAP EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.84%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
INVESTOR CLASS SHARES | FROST MID CAP EQUITY FUND | C000061946Member
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[3],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
Annual Return 2013	rr_AnnualReturn2013	35.24%
5 YEARS	rr_ExpenseExampleYear05	$ 902
10 YEARS	rr_ExpenseExampleYear10	$ 1,965
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
1 YEAR	rr_ExpenseExampleYear01	$ 169
Annual Return 2014	rr_AnnualReturn2014	1.09%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	0.65%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 523
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
INVESTOR CLASS SHARES | FROST MID CAP EQUITY FUND | RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	12.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
INVESTOR CLASS SHARES | FROST MID CAP EQUITY FUND | After Taxes on Distributions | C000061946Member
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
INVESTOR CLASS SHARES | FROST MID CAP EQUITY FUND | After Taxes on Distributions and Sales | C000061946Member
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	3.45%
INVESTOR CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in full faith and credit U.S. Treasury obligations.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.44%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.31%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.92%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
INVESTOR CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | C000061942Member
5 Years	rr_AverageAnnualReturnYear05	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Annual Return 2012	rr_AnnualReturn2012	3.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Annual Return 2013	rr_AnnualReturn2013	(7.11%)
5 YEARS	rr_ExpenseExampleYear05	$ 628
10 YEARS	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2015	rr_AnnualReturn2015	(2.32%)
1 YEAR	rr_ExpenseExampleYear01	$ 116
Annual Return 2010	rr_AnnualReturn2010	5.44%
Annual Return 2014	rr_AnnualReturn2014	2.57%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	6.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Annual Return 2011	rr_AnnualReturn2011	10.41%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 362
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
INVESTOR CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | BLOOMBERG BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.84%
INVESTOR CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | After Taxes on Distributions | C000061942Member
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.53%)
INVESTOR CLASS SHARES | FROST KEMPNER TREASURY AND INCOME FUND | After Taxes on Distributions and Sales | C000061942Member
5 Years	rr_AverageAnnualReturnYear05	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
INVESTOR CLASS SHARES | FROST CREDIT FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.39%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.78%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
INVESTOR CLASS SHARES | FROST CREDIT FUND | C000120212Member
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Annual Return 2013	rr_AnnualReturn2013	5.67%
5 YEARS	rr_ExpenseExampleYear05	$ 595
10 YEARS	rr_ExpenseExampleYear10	$ 1,317
Annual Return 2015	rr_AnnualReturn2015	(2.36%)
1 YEAR	rr_ExpenseExampleYear01	$ 110
Annual Return 2014	rr_AnnualReturn2014	3.50%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	0.60%
3 YEARS	rr_ExpenseExampleYear03	$ 343
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
INVESTOR CLASS SHARES | FROST CREDIT FUND | BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Label	rr_AverageAnnualReturnLabel	BLENDED 50/50 CREDIT INDEX/BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
INVESTOR CLASS SHARES | FROST CREDIT FUND | BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD BOND INDEX ("BOND INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
INVESTOR CLASS SHARES | FROST CREDIT FUND | BLOOMBERG BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. CREDIT INDEX ("CREDIT INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
INVESTOR CLASS SHARES | FROST CREDIT FUND | After Taxes on Distributions | C000120212Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(4.32%)
INVESTOR CLASS SHARES | FROST CREDIT FUND | After Taxes on Distributions and Sales | C000120212Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2012
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
INVESTOR CLASS SHARES | FROST VALUE EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.37%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
INVESTOR CLASS SHARES | FROST VALUE EQUITY FUND | C000061947Member
5 Years	rr_AverageAnnualReturnYear05	8.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Annual Return 2012	rr_AnnualReturn2012	4.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	34.50%
5 YEARS	rr_ExpenseExampleYear05	$ 579
10 YEARS	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2015	rr_AnnualReturn2015	1.53%
1 YEAR	rr_ExpenseExampleYear01	$ 107
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2014	rr_AnnualReturn2014	10.14%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	24.82%
Annual Return 2011	rr_AnnualReturn2011	(2.68%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
3 YEARS	rr_ExpenseExampleYear03	$ 334
1 Year	rr_AverageAnnualReturnYear01	1.53%
INVESTOR CLASS SHARES | FROST VALUE EQUITY FUND | RUSSELL 1000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
INVESTOR CLASS SHARES | FROST VALUE EQUITY FUND | After Taxes on Distributions | C000061947Member
5 Years	rr_AverageAnnualReturnYear05	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(1.33%)
INVESTOR CLASS SHARES | FROST VALUE EQUITY FUND | After Taxes on Distributions and Sales | C000061947Member
5 Years	rr_AverageAnnualReturnYear05	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.71%
INVESTOR CLASS SHARES | FROST LOW DURATION BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.85%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.82%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
INVESTOR CLASS SHARES | FROST LOW DURATION BOND FUND | C000061955Member
5 Years	rr_AverageAnnualReturnYear05	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Annual Return 2012	rr_AnnualReturn2012	4.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[3],[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	(0.34%)
5 YEARS	rr_ExpenseExampleYear05	$ 401
10 YEARS	rr_ExpenseExampleYear10	$ 894
Annual Return 2015	rr_AnnualReturn2015	0.31%
1 YEAR	rr_ExpenseExampleYear01	$ 74
Annual Return 2010	rr_AnnualReturn2010	3.92%
Annual Return 2014	rr_AnnualReturn2014	1.45%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	11.76%
Annual Return 2011	rr_AnnualReturn2011	2.48%
Management Fees	rr_ManagementFeesOverAssets	0.30%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 230
1 Year	rr_AverageAnnualReturnYear01	0.31%
INVESTOR CLASS SHARES | FROST LOW DURATION BOND FUND | BLOOMBERG BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.97%
INVESTOR CLASS SHARES | FROST LOW DURATION BOND FUND | After Taxes on Distributions | C000061955Member
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
INVESTOR CLASS SHARES | FROST LOW DURATION BOND FUND | After Taxes on Distributions and Sales | C000061955Member
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	0.18%
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange-traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.45%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | C000096016Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.03%	[19],[20]
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Annual Return 2012	rr_AnnualReturn2012	3.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Annual Return 2013	rr_AnnualReturn2013	13.36%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)
5 YEARS	rr_ExpenseExampleYear05	$ 1,508
10 YEARS	rr_ExpenseExampleYear10	$ 3,284
Annual Return 2015	rr_AnnualReturn2015	(2.31%)
1 YEAR	rr_ExpenseExampleYear01	$ 206
Annual Return 2014	rr_AnnualReturn2014	3.23%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Management Fees	rr_ManagementFeesOverAssets	0.15%
3 YEARS	rr_ExpenseExampleYear03	$ 844
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	12.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
1 Year	rr_AverageAnnualReturnYear01	1.38%
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | BLENDED 30/10/51/9 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	BLENDED 30/10/51/9 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | BLOOMBERG BARCLAYS GLOBAL EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS GLOBAL EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | After Taxes on Distributions | C000096016Member
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
INVESTOR CLASS SHARES | FROST CONSERVATIVE ALLOCATION FUND | After Taxes on Distributions and Sales | C000096016Member
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2011
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that pay, or are expected to pay, dividends.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.59%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.18%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.70%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | C000061949Member
5 Years	rr_AverageAnnualReturnYear05	5.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Annual Return 2012	rr_AnnualReturn2012	7.54%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	29.92%
5 YEARS	rr_ExpenseExampleYear05	$ 569
10 YEARS	rr_ExpenseExampleYear10	$ 1,259
Annual Return 2015	rr_AnnualReturn2015	(10.10%)
1 YEAR	rr_ExpenseExampleYear01	$ 105
Annual Return 2010	rr_AnnualReturn2010	14.08%
Annual Return 2014	rr_AnnualReturn2014	4.57%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	23.41%
Annual Return 2011	rr_AnnualReturn2011	(1.24%)
Management Fees	rr_ManagementFeesOverAssets	0.59%
3 YEARS	rr_ExpenseExampleYear03	$ 328
1 Year	rr_AverageAnnualReturnYear01	(10.10%)
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)
5 Years	rr_AverageAnnualReturnYear05	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	LIPPER MULTI-CAP VALUE CLASSIFICATION RETURN (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.23%)
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	10.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	S&P 500 VALUE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES).
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes on Distributions | C000061949Member
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(12.20%)
INVESTOR CLASS SHARES | FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND | After Taxes on Distributions and Sales | C000061949Member
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(4.30%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange-traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.82%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's performance for the 2015 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.70%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.03%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | C000141516Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[6],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
5 YEARS	rr_ExpenseExampleYear05	$ 839
10 YEARS	rr_ExpenseExampleYear10	$ 1,834
Annual Return 2015	rr_AnnualReturn2015	(2.31%)
1 YEAR	rr_ExpenseExampleYear01	$ 157
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Management Fees	rr_ManagementFeesOverAssets	0.15%
3 YEARS	rr_ExpenseExampleYear03	$ 486
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
1 Year	rr_AverageAnnualReturnYear01	1.38%
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | BLENDED 60/20/17/3 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	BLENDED 60/20/17/3 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | MORNINGSTAR AGGRESSIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX")(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS GLOBAL EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | After Taxes on Distributions | C000141516Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.53%)
INVESTOR CLASS SHARES | FROST AGGRESSIVE ALLOCATION FUND | After Taxes on Distributions and Sales | C000141516Member
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2014
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund is designed to provide diversification among different asset classes by investing its assets in a combination of mutual funds advised by the Adviser or other investment advisers and exchange-traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.43%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | C000062363Member
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Annual Return 2012	rr_AnnualReturn2012	11.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[6],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	13.48%
5 YEARS	rr_ExpenseExampleYear05	$ 708
10 YEARS	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2015	rr_AnnualReturn2015	(1.78%)
1 YEAR	rr_ExpenseExampleYear01	$ 131
Annual Return 2010	rr_AnnualReturn2010	10.29%
Annual Return 2014	rr_AnnualReturn2014	6.63%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	25.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Annual Return 2011	rr_AnnualReturn2011	(2.01%)
Management Fees	rr_ManagementFeesOverAssets	0.15%
3 YEARS	rr_ExpenseExampleYear03	$ 409
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	S&P 500 INDEX ("S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
1 Year	rr_AverageAnnualReturnYear01	1.38%
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | MORNINGSTAR MODERATE ALLOCATION CATEGORY N/A AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE (REFLECTS NO DEDUCTION FOR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX ("BLOOMBERG BARCLAYS INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	MSCI ACWI EX-U.S. INDEX ("MSCI INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLENDED 45/15/34/6 S&P INDEX/MSCI INDEX/BLOOMBERG BARCLAYS INDEX/BLOOMBERG BARCLAYS GLOBAL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX")(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS GLOBAL EX-U.S. INDEX ("BLOOMBERG BARCLAYS GLOBAL INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(6.02%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | After Taxes on Distributions | C000062363Member
5 Years	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.15%)
INVESTOR CLASS SHARES | FROST MODERATE ALLOCATION FUND | After Taxes on Distributions and Sales | C000062363Member
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
INVESTOR CLASS SHARES | FROST GROWTH EQUITY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.74%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.71%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
INVESTOR CLASS SHARES | FROST GROWTH EQUITY FUND | C000061940Member
5 Years	rr_AverageAnnualReturnYear05	11.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Annual Return 2012	rr_AnnualReturn2012	12.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[17]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	29.57%
5 YEARS	rr_ExpenseExampleYear05	$ 579
10 YEARS	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2015	rr_AnnualReturn2015	5.98%
1 YEAR	rr_ExpenseExampleYear01	$ 107
Annual Return 2010	rr_AnnualReturn2010	15.15%
Annual Return 2014	rr_AnnualReturn2014	12.59%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2011	rr_AnnualReturn2011	(0.52%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
3 YEARS	rr_ExpenseExampleYear03	$ 334
1 Year	rr_AverageAnnualReturnYear01	5.98%
INVESTOR CLASS SHARES | FROST GROWTH EQUITY FUND | RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	13.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL 1000 GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	5.67%
INVESTOR CLASS SHARES | FROST GROWTH EQUITY FUND | After Taxes on Distributions | C000061940Member
5 Years	rr_AverageAnnualReturnYear05	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	3.14%
INVESTOR CLASS SHARES | FROST GROWTH EQUITY FUND | After Taxes on Distributions and Sales | C000061940Member
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	5.64%
INVESTOR CLASS SHARES | FROST MUNICIPAL BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.23%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.12%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
INVESTOR CLASS SHARES | FROST MUNICIPAL BOND FUND | C000061959Member
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Annual Return 2012	rr_AnnualReturn2012	4.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2008
Annual Return 2013	rr_AnnualReturn2013	(1.60%)
5 YEARS	rr_ExpenseExampleYear05	$ 428
10 YEARS	rr_ExpenseExampleYear10	$ 954
Annual Return 2015	rr_AnnualReturn2015	2.17%
1 YEAR	rr_ExpenseExampleYear01	$ 79
Annual Return 2010	rr_AnnualReturn2010	1.18%
Annual Return 2014	rr_AnnualReturn2014	5.04%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	7.15%
Annual Return 2011	rr_AnnualReturn2011	7.32%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 246
1 Year	rr_AverageAnnualReturnYear01	2.17%
INVESTOR CLASS SHARES | FROST MUNICIPAL BOND FUND | BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	3.30%
INVESTOR CLASS SHARES | FROST MUNICIPAL BOND FUND | After Taxes on Distributions | C000061959Member
5 Years	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	2.17%
INVESTOR CLASS SHARES | FROST MUNICIPAL BOND FUND | After Taxes on Distributions and Sales | C000061959Member
5 Years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	2.21%
INVESTOR CLASS SHARES | FROST TOTAL RETURN BOND FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.08%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.11%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.41%)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
INVESTOR CLASS SHARES | FROST TOTAL RETURN BOND FUND | C000061957Member
5 Years	rr_AverageAnnualReturnYear05	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Annual Return 2012	rr_AnnualReturn2012	10.07%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	3.77%
5 YEARS	rr_ExpenseExampleYear05	$ 428
10 YEARS	rr_ExpenseExampleYear10	$ 954
Annual Return 2015	rr_AnnualReturn2015	(0.74%)
1 YEAR	rr_ExpenseExampleYear01	$ 79
Annual Return 2010	rr_AnnualReturn2010	8.57%
Annual Return 2014	rr_AnnualReturn2014	4.49%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2011	rr_AnnualReturn2011	4.72%
Management Fees	rr_ManagementFeesOverAssets	0.35%
3 YEARS	rr_ExpenseExampleYear03	$ 246
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
INVESTOR CLASS SHARES | FROST TOTAL RETURN BOND FUND | BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	0.55%
INVESTOR CLASS SHARES | FROST TOTAL RETURN BOND FUND | After Taxes on Distributions | C000061957Member
5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
INVESTOR CLASS SHARES | FROST TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | C000061957Member
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.96%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.83%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND | C000096284Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	11.39%	[21]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2011
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22]
5 YEARS	rr_ExpenseExampleYear05	$ 530
10 YEARS	rr_ExpenseExampleYear10	1,177
1 YEAR	rr_ExpenseExampleYear01	$ 97
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	0.73%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 305
1 Year	rr_AverageAnnualReturnYear01	1.41%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND | C000065363Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
5 Years	rr_AverageAnnualReturnYear05	11.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%	[23]
Annual Return 2012	rr_AnnualReturn2012	11.48%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Annual Return 2013	rr_AnnualReturn2013	37.28%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22]
5 YEARS	rr_ExpenseExampleYear05	$ 664
10 YEARS	rr_ExpenseExampleYear10	$ 1,465
Annual Return 2015	rr_AnnualReturn2015	1.18%
1 YEAR	rr_ExpenseExampleYear01	$ 122
Annual Return 2010	rr_AnnualReturn2010	20.30%
Annual Return 2014	rr_AnnualReturn2014	7.69%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	28.14%
Annual Return 2011	rr_AnnualReturn2011	2.34%
Management Fees	rr_ManagementFeesOverAssets	0.73%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 383
1 Year	rr_AverageAnnualReturnYear01	1.18%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND | RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	11.44%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTIONFOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND | After Taxes on Distributions | C000065363Member
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN MID CAP FUND | After Taxes on Distributions and Sales | C000065363Member
5 Years	rr_AverageAnnualReturnYear05	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	1.98%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year for the past 10 years and by showing how the Fund's Advisor Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.11%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.44%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND | Institutional Shares
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[11]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25]
5 YEARS	rr_ExpenseExampleYear05	$ 598
10 YEARS	rr_ExpenseExampleYear10	1,326
1 YEAR	rr_ExpenseExampleYear01	$ 108
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Management Fees	rr_ManagementFeesOverAssets	0.82%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 344
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Annual Return 2008	rr_AnnualReturn2008	(24.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%
5 Years	rr_AverageAnnualReturnYear05	9.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
Annual Return 2012	rr_AnnualReturn2012	10.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Annual Return 2006	rr_AnnualReturn2006	14.03%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Annual Return 2007	rr_AnnualReturn2007	10.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
Annual Return 2013	rr_AnnualReturn2013	36.21%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25]
5 YEARS	rr_ExpenseExampleYear05	$ 731
10 YEARS	rr_ExpenseExampleYear10	$ 1,610
Annual Return 2015	rr_AnnualReturn2015	(1.21%)
1 YEAR	rr_ExpenseExampleYear01	$ 133
Annual Return 2010	rr_AnnualReturn2010	24.30%
Annual Return 2014	rr_AnnualReturn2014	4.07%
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Annual Return 2009	rr_AnnualReturn2009	23.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Annual Return 2011	rr_AnnualReturn2011	3.88%
Management Fees	rr_ManagementFeesOverAssets	0.82%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.06%
3 YEARS	rr_ExpenseExampleYear03	$ 422
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND | RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
Label	rr_AverageAnnualReturnLabel	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES,EXPENSES OR TAXES
10 Years	rr_AverageAnnualReturnYear10	6.80%
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND | After Taxes on Distributions | Advisor Shares
5 Years	rr_AverageAnnualReturnYear05	8.26%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
10 Years	rr_AverageAnnualReturnYear10	7.87%
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN SMALL COMPANY FUND | After Taxes on Distributions and Sales | Advisor Shares
5 Years	rr_AverageAnnualReturnYear05	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
10 Years	rr_AverageAnnualReturnYear10	7.24%
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cipvt.com
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to an emerging market country.

Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.866.773.3238
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year for the past 10 years and by showing how the Fund's Advisor Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.27%
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.62%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND | C000160896Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(17.28%)
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.13%)	[26]
5 YEARS	rr_ExpenseExampleYear05	$ 2,809
10 YEARS	rr_ExpenseExampleYear10	$ 5,894
Annual Return 2015	rr_AnnualReturn2015	(12.96%)
1 YEAR	rr_ExpenseExampleYear01	$ 153
Redemption Fee (as a percentage of Amount Redeemed, if redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Label	rr_AverageAnnualReturnLabel	FUND RETURNS BEFORE TAXES
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 1,503
1 Year	rr_AverageAnnualReturnYear01	(12.96%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND | C000160897Member
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.38%	[3]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.13%)	[26]
5 YEARS	rr_ExpenseExampleYear05	$ 2,703
10 YEARS	rr_ExpenseExampleYear10	5,727
1 YEAR	rr_ExpenseExampleYear01	$ 127
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
3 YEARS	rr_ExpenseExampleYear03	$ 1,433
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND | MSCI EMERGING MARKETS INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
Since Inception	rr_AverageAnnualReturnSinceInception	(19.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Label	rr_AverageAnnualReturnLabel	MSCI EMERGING MARKETS INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND | After Taxes on Distributions | C000160896Member
Since Inception	rr_AverageAnnualReturnSinceInception	(17.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS
1 Year	rr_AverageAnnualReturnYear01	(12.96%)
ADVISOR AND INSTITUTIONAL CLASS SHARES | CHAMPLAIN EMERGING MARKETS FUND | After Taxes on Distributions and Sales | C000160896Member
Since Inception	rr_AverageAnnualReturnSinceInception	(13.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 08, 2014
Label	rr_AverageAnnualReturnLabel	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
1 Year	rr_AverageAnnualReturnYear01	(7.34%)

[1]	LM Capital Group, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.45% and 0.60% of the Fund's Institutional Class and Retirement Class Shares' average daily net assets, respectively, until November 29, 2017 (the "expense cap"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 29, 2017.
[2]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.55% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.
[4]	Management Fees have been restated to reflect current fees.
[5]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[6]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[7]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[8]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[9]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[10]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[11]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.
[12]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[13]	As of November 28, 2016, the Fund's comparative sector benchmark changed from the S&P 500 Utilities Index to the S&P Global Infrastructure Index, because the S&P Global Infrastructure Index better refelects the investment strategies of the Fund.
[14]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.80% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[15]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[16]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[17]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[18]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[19]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Investor Class Shares' average daily net assets until November 30, 2017 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[20]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[21]	Institutional Shares of the Fund were offered beginning January 3, 2011.
[22]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.20% and 0.95% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[23]	Advisor Shares of the Fund were offered beginning June 30, 2008.
[24]	Index comparison begins June 30, 2008.
[25]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.
[26]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.50% and 1.25% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2017. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its or the Predecessor Fund's (as defined below) adviser's prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2017.